Note 41 - Provisions or reversal provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Provisions or reversal of provisions Abstract
Pensions and other post employment defined benefit obligations	€ 127	€ 57
Commitments and guarantees given	7	(102)
Pending legal issues and tax litigation	75	124
Other Provisions Or Reversal Provisions	51	105
Total Provisions	€ 261	€ 184